Voya Large-Cap Growth Fund Investment Risks - Class A C I R R6 and W Shares [Member] - Voya Large-Cap Growth Fund	May 31, 2026
Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Company: The price of a company’s stock could decline or underperform for many reasons, including, among others, poor management, financial problems, reduced demand for the company’s goods or services, regulatory fines and judgments, or business challenges. If a company is unable to meet its financial obligations, declares bankruptcy, or becomes insolvent, its stock could become worthless.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Derivative Instruments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivative Instruments: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, reference rate, or index, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates, liquidity risk, valuation risk, and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the asset, reference rate, or index being hedged. When used as an alternative or substitute for direct cash investment, the return provided by the derivative may not provide the same return as direct cash investment.
Environmental Social and Governance Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub-Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, when available, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Focused Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investing: To the extent that the Fund invests a substantial portion of its assets in issuers that share similar economic characteristics or in securities of a particular industry, sector or related group of industries or sectors, market segment, or geographic area, the Fund may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector or related group of industries or sectors, market segment, or geographic area in which the Fund focuses its investments, and if securities of such industry, sector or related group of industries or sectors, market segment, or geographic area fall out of favor, the Fund could underperform, or be more volatile than, a fund that has greater diversification.
Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Information Technology Sector: Investments in companies involved in the information technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. Certain information technology companies, including semiconductor-related companies, may be particularly sensitive to supply and demand cycles, reduced demand for end-user products, underutilization of manufacturing capacity, inventory adjustments, high capital costs, reliance on a limited number of customers, suppliers, or specialized manufacturing facilities, shortages or price fluctuations in key components or raw materials, supply chain disruptions, research and development costs, trade restrictions, export controls, tariffs, intellectual property disputes, government regulation, and geopolitical developments. The failure of a company to adapt to such changes could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. The rapid growth of artificial intelligence (“AI”) applications has significantly increased demand for products sold by semiconductor-related companies. If AI-related demand fails to meet market expectations, the value of these companies may substantially decline, resulting in a decline in the Fund’s value. Many companies involved in the information technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than the overall market, especially over the short term.
Foreign Non US Investments Developing and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. In addition, the threat of or actual imposition of tariffs may adversely impact the price of foreign (non-U.S.) securities.
Growth Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
Investment Model Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Model: The Sub-Adviser’s proprietary investment model may not adequately take into account existing or unforeseen market factors or the interaction among such factors, including changes in how such factors interact, and there is no guarantee that the use of a proprietary investment model will result in effective investment decisions for the Fund. Funds that are actively managed, in whole or in part, according to a quantitative investment model (including models that utilize forms of artificial intelligence, such as machine learning) can perform differently from the market, based on the investment model and the factors used in the analysis, the weight placed on each factor, and changes from the factors’ historical trends. Technical issues in the design, development, implementation, application, and maintenance of the models (e.g., stale or inaccurate data, human error, programming or other software issues, coding errors, and technology failures) may create errors or limitations that might go undetected or are discovered only after the errors or limitations have negatively impacted performance.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity: If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, or at all. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, exposing the Fund to the risk that the prices at which it sells illiquid securities will be less than the prices at which they were valued when held by the Fund, which could cause the Fund to lose money. The prices of illiquid securities may be more volatile than more liquid securities, and the risks associated with illiquid securities may be greater in times of financial stress. Certain securities that are liquid when purchased may later become illiquid, particularly in times of overall economic distress or due to geopolitical events such as sanctions, trading halts, or wars. In addition, markets or securities may become illiquid quickly.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt instruments. Additionally, legislative, regulatory or tax policies or developments may adversely impact the investment techniques available to a manager, add to costs, and impair the ability of the Fund to achieve its investment objectives.
Market Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization: Stocks fall into three broad market capitalization categories: large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-capitalization companies causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in large-capitalization companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, more limited publicly available information, and a more limited trading market for their stocks as compared with large-capitalization companies. As a result, stocks of mid- and small-capitalization companies may be more volatile and may decline significantly in market downturns.
Market Disruption and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Disruption and Geopolitical: The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. Pandemics and other disruptions may also create challenges for real estate markets, including lower occupancy rates , decreased lease payments, defaults, and foreclosures, among other consequences . Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Military action by Russia in Ukraine, the prolonged conflict between Hamas and Israel, the Iranian conflict that commenced in February 2026, and political upheaval in Venezuela have resulted, and may continue to result, in sanctions, market disruptions, declines in regional and global stock markets, unusual volatility in global commodity markets, and disruptions to energy production or transportation, including through key shipping routes, any of which could adversely affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the affected regions. The escalation or expansion of hostilities , including the involvement of additional nations , could introduce further uncertainty and volatility in global energy, commodity, and financial markets. The extent and duration of these conflicts , related sanctions, and resulting market disruptions are impossible to predict but could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail (or concerns or rumors about any events of these kinds), which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies and may reduce liquidity in the market generally. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Fund’s investments. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers. Recent technological developments in, and the increasingly widespread use of, artificial intelligence, including machine learning technology and generative artificial intelligence (“AI”), may pose risks to the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of AI. As AI is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund. The legal and regulatory frameworks within which AI operates continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies: The main risk of investing in other investment companies, including ETFs, is the risk that the value of an investment company’s underlying investments might decrease. Shares of investment companies that are listed on an exchange may trade at a discount or premium from their net asset value. You will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the Fund’s expenses. The investment policies of the other investment companies may not be the same as those of the Fund; as a result, an investment in the other investment companies may be subject to additional or different risks than those to which the Fund is typically subject. In addition, shares of ETFs may trade at a premium or discount to net asset value and are subject to secondary market trading risks. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods in times of market stress because market makers and authorized participants may step away from making a market in an ETF’s shares, which could cause a material decline in the ETF’s net asset value.
Preferred Stocks Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Stocks: Preferred stock generally has preference over common stock but is generally subordinate to debt instruments with respect to dividends and liquidation. Preferred stocks are subject to the risks associated with other types of equity securities, as well as greater credit or other risks than senior debt instruments. In addition, preferred stocks are subject to other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rate, regulatory changes and special redemption rights.
Real Estate Companies and Real Estate Investment Trusts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Real Estate Companies and Real Estate Investment Trusts: Investing in real estate companies and REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, market interest rates, zoning laws, regulatory limitations on rents, property taxes, overbuilding, high foreclosure rates, and operating expenses in addition to terrorist attacks, wars, or other acts that destroy real property. In addition, REITs may also be affected by tax and regulatory requirements in that a REIT may not qualify for favorable tax treatment or regulatory exemptions. Investments in REITs are affected by the management skill of the REIT’s sponsor. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests.
Securities Lending Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Securities Lending: Securities lending involves two primary risks: “ investment risk ” and “ borrower default risk. ” When lending securities, the Fund will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of the Fund’s other risks.
Warrants Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Warrants: If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Non-Diversification: A non-diversified fund is subject to the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. In addition, this increases the risk that a change in the value of any one investment held by a fund could affect the overall value of a fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a fund’s value will likely be more volatile than the value of a more diversified fund.